Property, plant and equipment -Summary of property plant and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	$ 2,013
Accumulated cost at 31 December 2020	1,667	$ 2,013
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	3,589	2,843
Additions	152	850
Disposals at cost		(112)
Impact of currency translation	41	8
Accumulated cost at 31 December 2020	3,782	3,589
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	1,576	1,159
Disposals at cost		(109)
Impact of currency translation	30	6
Accumulated cost at 31 December 2020	2,115	1,576
Depreciation	509	520
Plant And Machinery fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	708
Accumulated cost at 31 December 2020	$ 619	$ 708
Plant And Machinery fixtures and fittings [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	3 years	3 years
Plant And Machinery fixtures and fittings [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	5 years	5 years
Plant And Machinery fixtures and fittings [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	$ 812	$ 160
Additions	21	664
Disposals at cost		(13)
Impact of currency translation	22	1
Accumulated cost at 31 December 2020	855	812
Plant And Machinery fixtures and fittings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	104	61
Disposals at cost		(13)
Impact of currency translation	13
Accumulated cost at 31 December 2020	236	104
Depreciation	119	56
Office furniture and office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	248
Accumulated cost at 31 December 2020	$ 138	$ 248
Office furniture and office equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	3 years	3 years
Office furniture and office equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	5 years	5 years
Office furniture and office equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	$ 701	$ 686
Additions	6	86
Disposals at cost		(73)
Impact of currency translation	3	2
Accumulated cost at 31 December 2020	710	701
Office furniture and office equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	453	373
Disposals at cost		(73)
Impact of currency translation	4	1
Accumulated cost at 31 December 2020	572	453
Depreciation	115	152
Instruments and lab equipment software tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	1,057
Accumulated cost at 31 December 2020	$ 910	$ 1,057
Instruments and lab equipment software tools [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	3 years	3 years
Instruments and lab equipment software tools [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	5 years	5 years
Instruments and lab equipment software tools [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	$ 2,076	$ 1,997
Additions	125	100
Disposals at cost		(26)
Impact of currency translation	16	5
Accumulated cost at 31 December 2020	2,217	2,076
Instruments and lab equipment software tools [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	1,019	725
Disposals at cost		(23)
Impact of currency translation	13	5
Accumulated cost at 31 December 2020	1,307	1,019
Depreciation	$ 275	$ 312